Offerings - Offering: 1	Dec. 20, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	4.00
Maximum Aggregate Offering Price	$ 8,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,104.80
Offering Note	The proposed amount to be registered, maximum offering price per class of security and maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder.

This registration statement covers such indeterminate number of shares of common stock and preferred stock, such indeterminate principal amount of depositary shares and such indeterminate amount of debt securities, warrants, purchase contracts, units and subscription rights of Provident Bancorp, Inc., as having an aggregate initial offering price not to exceed $100,000,000. The securities registered hereunder are to be issued from time to time at prices to be determined. In addition, pursuant to Rule 416 promulgated under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends or similar transactions.

Calculated pursuant to Rule 457(o) promulgated under the Securities Act, as amended.